Non-Current Liabilities - Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Non-current provisions [abstract]
Summary of Non-Current Liabilities - Lease Liabilities

	June 30, 2024	June 30, 2023

	US$	US$
Lease liabilities	—	84,226
Total non-current provisions	—	84,226